Document and Entity Information	12 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2012
Registrant Name	THRIVENT MUTUAL FUNDS
Central Index Key	0000811869
Amendment Flag	false
Document Creation Date	Aug 22, 2013
Document Effective Date	Aug 22, 2013
Prospectus Date	Feb 28, 2013

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 28, 2013

with respect to

Thrivent Partner Worldwide Allocation Fund

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. ("GSAM") will replace Victory Capital Management Inc. ("Victory") as the subadviser to the portion of Thrivent Partner Worldwide Allocation Fund (the "Fund") that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Fund.

1.	The fourth and fifth sentences of the last paragraph of "Principal Strategies" in the 'Summary Section" will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and the emerging markets debt assets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 28, 2013

with respect to

Thrivent Partner Worldwide Allocation Fund

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. ("GSAM") will replace Victory Capital Management Inc. ("Victory") as the subadviser to the portion of Thrivent Partner Worldwide Allocation Fund (the "Fund") that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Fund.

1.	The fourth and fifth sentences of the last paragraph of "Principal Strategies" in the 'Summary Section" will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and the emerging markets debt assets.

Thrivent Partner Worldwide Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Institutional Class Shares Prospectus,

each dated February 28, 2013

with respect to

Thrivent Partner Worldwide Allocation Fund

Effective September 25, 2013, Goldman Sachs Asset Management, L.P. ("GSAM") will replace Victory Capital Management Inc. ("Victory") as the subadviser to the portion of Thrivent Partner Worldwide Allocation Fund (the "Fund") that has been managed by Victory. As a result, the following changes will be made effective September 25, 2013 in the sections of the prospectus describing the Fund.

1.	The fourth and fifth sentences of the last paragraph of "Principal Strategies" in the 'Summary Section" will be deleted and replaced with the following:

Goldman Sachs Asset Management, L.P. manages the international small- and mid-cap equities and the emerging markets debt assets.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 28, 2013
Document Creation Date	dei_DocumentCreationDate	Aug 22, 2013